4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - Liquidity Risk [Member] R$ in Millions	Dec. 31, 2017 BRL (R$)
Non Derivative Financial Liabilities [Member] | Loans And Financing [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	R$ 11,410.7
Cash flow contracted	11,953.8
2018	4,533.2
2019	4,459.4
2020	1,337.1
2021	4,459.4
2022	720.7
2023 onwards	803.9
Non Derivative Financial Liabilities [Member] | BRF Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	4,479.2
Cash flow contracted	5,262.4
2018	662.3
2019	143.0
2020	143.0
2021	143.0
2022	2,508.2
2023 onwards	1,663.0
Non Derivative Financial Liabilities [Member] | BFF Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	292.2
Cash flow contracted	336.4
2018	20.6
2019	20.6
2020	295.1
2021
2022
2023 onwards
Non Derivative Financial Liabilities [Member] | BRF GMBH Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	1,628.9
Cash flow contracted	2,301.5
2018	71.9
2019	71.9
2020	71.9
2021	71.9
2022	71.9
2023 onwards	1,941.8
Non Derivative Financial Liabilities [Member] | Quickfood Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	168.0
Cash flow contracted	265.9
2018	57.5
2019	89.5
2020	60.6
2021	43.6
2022	14.7
2023 onwards
Non Derivative Financial Liabilities [Member] | SHB bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	2,465.4
Cash flow contracted	3,247.0
2018	117.8
2019	117.8
2020	117.8
2021	117.8
2022	117.8
2023 onwards	2,657.8
Non Derivative Financial Liabilities [Member] | Trade Accounts Payable [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	6,445.5
Cash flow contracted	6,445.5
2018	6,445.5
2019
2020
2021
2022
2023 onwards
Non Derivative Financial Liabilities [Member] | Supply Chain Finance [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	715.2
Cash flow contracted	715.2
2018	715.2
2019
2020
2021
2022
2023 onwards
Non Derivative Financial Liabilities [Member] | Financial Lease [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	232.6
Cash flow contracted	352.8
2018	72.5
2019	63.5
2020	45.4
2021	29.4
2022	24.4
2023 onwards	117.6
Non Derivative Financial Liabilities [Member] | Operational Lease [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value
Cash flow contracted	655.6
2018	374.9
2019	76.8
2020	44.6
2021	34.5
2022	31.7
2023 onwards	93.0
Derivative Financial Liabilities [Member] | BRF Bonds [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	166.3
Cash flow contracted	166.4
2018	166.1
2019	0.3
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Currency Derivatives (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	6.8
Cash flow contracted	10.3
2018	10.3
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Currency Derivatives (NDF) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	2.0
Cash flow contracted	9.4
2018	9.4
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities derivatives - Corn (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	4.6
Cash flow contracted	5.0
2018	5.0
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean Meal (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	3.0
Cash flow contracted	3.0
2018	3.0
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean Oil (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.1
Cash flow contracted	0.1
2018	0.1
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Currency Derivatives (Options) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	25.9
Cash flow contracted	0.5
2018	0.5
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities derivatives - Corn (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.6
Cash flow contracted
2018
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean (Options) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	1.5
Cash flow contracted	0.2
2018	0.2
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Currency Derivatives (Future) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.2
Cash flow contracted	0.2
2018	0.2
2019
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Swap (Index / Currency / Stocks) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	86.5
Cash flow contracted	86.4
2018	57.6
2019	28.8
2020
2021
2022
2023 onwards
Derivative Financial Liabilities [Member] | Commodities Derivatives (Future) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	2.0
Cash flow contracted
2018
2019
2020
2021
2022
2023 onwards